Fixed Assets - Summary of Fixed Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 7,359	R$ 8,042
Annual depreciation rates	0 percent
Ending balance	R$ 7,302	7,359	R$ 8,042
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,656	19,114	18,350
Acquisitions	1,483	943	1,430
Disposal	(484)	(464)	(551)
Exchange variation	28	55	34
Transfers			(66)
Other	333	8	(83)
Ending balance	21,016	19,656	19,114
Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,297)	(11,072)	(9,809)
Accumulated depreciation	(1,545)	(1,564)	(1,702)
Disposal	337	353	456
Exchange variation	14	6	(101)
Other	(223)	(20)	84
Ending balance	(13,714)	(12,297)	(11,072)
Fixed assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 367	387
Annual depreciation rates	0 percent
Ending balance	R$ 556	367	387
Fixed assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	367	387	792
Acquisitions	474	302	341
Exchange variation	3		(2)
Transfers	(289)	(320)	(738)
Other	1	(2)	(6)
Ending balance	556	367	387
Real estate in use [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,044	1,047
Annual depreciation rates	0 percent
Ending balance	R$ 1,084	1,044	1,047
Real estate in use [Member] | Land [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,044	1,047	1,008
Acquisitions			57
Disposal	(13)	(1)	(4)
Exchange variation	6	4	(15)
Other	47	(6)	1
Ending balance	1,084	1,044	R$ 1,047
Real estate in use [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,214	R$ 1,259
Annual depreciation rates	4 percent	4 percent	4 percent
Ending balance	R$ 1,182	R$ 1,214	R$ 1,259
Real estate in use [Member] | Buildings [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,107	3,099	3,026
Acquisitions			70
Disposal	(103)	(69)	(13)
Exchange variation	(2)	5	(11)
Transfers	66	86	27
Other	43	(14)
Ending balance	3,111	3,107	3,099
Real estate in use [Member] | Buildings [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,893)	(1,840)	(1,764)
Accumulated depreciation	(80)	(80)	(80)
Disposal	24	16	11
Exchange variation	14		(8)
Other	6	11	1
Ending balance	(1,929)	(1,893)	R$ (1,840)
Other fixed assets [Member] | Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 829	R$ 743
Annual depreciation rates	10 percent	10 percent	10 percent
Ending balance	R$ 817	R$ 829	R$ 743
Other fixed assets [Member] | Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,204	1,857	1,673
Acquisitions	35	147	137
Disposal	(45)	(46)	(56)
Exchange variation	42	37	(22)
Transfers	122	122	125
Other	129	87
Ending balance	2,487	2,204	1,857
Other fixed assets [Member] | Improvements [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,375)	(1,114)	(930)
Accumulated depreciation	(183)	(211)	(245)
Disposal	32	29	53
Exchange variation	(24)	(12)	8
Other	(120)	(67)
Ending balance	(1,670)	(1,375)	(1,114)
Other fixed assets [Member] | Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	804	915
Ending balance	698	804	915
Other fixed assets [Member] | Installations [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,955	1,901	1,801
Acquisitions	22	7	47
Disposal	(13)	(1)	(15)
Exchange variation	(8)	15	(3)
Transfers	39	26
Other	(7)	7	71
Ending balance	1,988	1,955	1,901
Other fixed assets [Member] | Installations [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,151)	(986)	(841)
Accumulated depreciation	(155)	(154)	(142)
Disposal	5		6
Exchange variation	12	10	9
Other	(1)	(21)	(18)
Ending balance	(1,290)	(1,151)	(986)
Other fixed assets [Member] | Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	437	531
Ending balance	375	437	531
Other fixed assets [Member] | Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,152	1,205	975
Acquisitions	59	111	309
Disposal	(16)	(14)	(8)
Exchange variation	(5)	(12)	(67)
Transfers			1
Other	19	(138)	(5)
Ending balance	1,209	1,152	1,205
Other fixed assets [Member] | Furniture and Equipment [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(715)	(674)	(579)
Accumulated depreciation	(97)	(104)	(102)
Disposal	11	6	5
Exchange variation	20	28	(1)
Other	(53)	29	3
Ending balance	(834)	(715)	(674)
Other fixed assets [Member] | EDP systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,268	2,739
Ending balance	2,200	2,268	2,739
Other fixed assets [Member] | EDP systems [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,679	8,543	8,217
Acquisitions	764	294	246
Disposal	(264)	(313)	(449)
Exchange variation	(12)	5	151
Transfers	62	86	515
Other	99	64	(137)
Ending balance	9,328	8,679	8,543
Other fixed assets [Member] | EDP systems [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,411)	(5,804)	(5,138)
Accumulated depreciation	(909)	(910)	(1,038)
Disposal	236	283	377
Exchange variation	(5)	(16)	(101)
Other	(39)	36	96
Ending balance	(7,128)	(6,411)	(5,804)
Other fixed assets [Member] | Other (communication,security and transportation) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	396	421
Ending balance	390	396	421
Other fixed assets [Member] | Other (communication,security and transportation) [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,148	1,075	858
Acquisitions	129	82	223
Disposal	(30)	(20)	(6)
Exchange variation	4	1	3
Transfers			4
Other	2	10	(7)
Ending balance	1,253	1,148	1,075
Other fixed assets [Member] | Other (communication,security and transportation) [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(752)	(654)	(557)
Accumulated depreciation	(121)	(105)	(95)
Disposal	29	19	4
Exchange variation	(3)	(4)	(8)
Other	(16)	(8)	2
Ending balance	R$ (863)	R$ (752)	R$ (654)
Other fixed assets [Member] | Bottom of range [member] | Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10 percent	10 percent	10 percent
Other fixed assets [Member] | Bottom of range [member] | Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10 percent	10 percent	10 percent
Other fixed assets [Member] | Bottom of range [member] | EDP systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent
Other fixed assets [Member] | Bottom of range [member] | Other (communication,security and transportation) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10 percent	10 percent	10 percent
Other fixed assets [Member] | Top of range [member] | Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent
Other fixed assets [Member] | Top of range [member] | Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent
Other fixed assets [Member] | Top of range [member] | EDP systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	50 percent	50 percent	50 percent
Other fixed assets [Member] | Top of range [member] | Other (communication,security and transportation) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent